CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (166)	$ 7,811	$ 9,636
Unrealized gains (losses) on marketable securities before tax:
Changes in unrealized gains (losses)	(5,046)	(2,999)	339
Less: reclassification adjustments for gains included in net income (loss)	68	438	144
Changes in unrealized gains (losses)	(3,427)	0	(1,122)
Less: reclassification adjustments for gains included in net income (loss)	(2,795)	0	(1,122)
Other comprehensive income (loss) before tax	(5,610)	(2,561)	483
Unrealized gains (losses) on marketable securities tax:
Income tax benefits (income tax expenses) related to components of other comprehensive income (loss)	1,145	589	(111)
Income tax benefits (income tax expenses) related to components of other comprehensive income (loss)	76	0	0
Income tax benefits (income tax expenses) related to components of other comprehensive income (loss)	1,221	589	(111)
Other comprehensive income (loss), net of tax	(4,389)	(1,972)	372
Comprehensive income (loss) attributable to Radware Ltd.’s shareholders	$ (4,555)	$ 5,839	$ 10,008